Related party transactions	12 Months Ended
Dec. 31, 2018
Related Party Transactions [Abstract]
Related party transactions
Related party transactions
AerDragon
We provide accounting related services to AerDragon, for which we received a fee of $0.5 million, $0.5 million and $0.6 million during the years ended December 31, 2018, 2017 and 2016, respectively. In addition, we received a dividend of $1.7 million, $3.3 million and $1.7 million from AerDragon during the years ended December 31, 2018, 2017 and 2016, respectively.
ACSAL
We provide aircraft asset and lease management services to ACSAL, for which we received a fee of $0.5 million, $0.5 million and $0.5 million for the years ended December 31, 2018, 2017 and 2016, respectively. In addition, we received a dividend of $1.1 million, $1.9 million and nil from ACSAL during the years ended December 31, 2018, 2017 and 2016, respectively.
AerLift
We provide a variety of management services to, and guarantee certain debt of, AerLift, for which we received a fee of $1.7 million, $1.8 million and $2.9 million during the years ended December 31, 2018, 2017 and 2016, respectively. In addition, we received dividends of $0.4 million, $3.0 million and $7.5 million from AerLift during the years ended December 31, 2018, 2017 and 2016, respectively.
AerCap Partners I
During the year ended December 31, 2018, we sold an aircraft to our joint venture partner in AerCap Partners I.
Purchase of shares
During 2018, an executive officer, Philip Scruggs, sold 227,201 shares to the Company at fair value on the date of the sale for an aggregate sale price of $12.6 million. Mr. Scruggs used the proceeds to pay his income taxes in connection with the vesting of his share awards in 2018.